Share Based Compensation - Summary of Warrants Issued and Outstanding To Certain Employees and Director (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares/warrants, Outstanding, Beginning Balance			214,178	214,178
Number of Warrants, Exercised			(214,178)	(214,178)	(321,268)	(321,268)
Number of shares/warrants, Outstanding, Ending Balance					214,178	214,178
Weighted average price, Beginning Balance | $ / shares				$ 6.00
Weighted average exercise price, Exercised | $ / shares				$ 6.00		$ 6.00
Weighted average price, Ending Balance | $ / shares						$ 6.00
Weighted Average Remaining Contractual Life (Yrs), Outstanding					1 year 7 months 28 days	1 year 7 months 28 days	2 years
Warrants | Certain Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares/warrants, Outstanding, Beginning Balance	6,061,561	8,784,872	8,784,872	8,784,872
Number of Warrants, Exercised	(2,075,990)	2,723,311
Number of shares/warrants, Exchanged in cashless exercise	(413,057)
Number of shares/warrants, Cancelled	(3,572,514)
Number of shares/warrants, Outstanding, Ending Balance		6,061,561	8,784,872	8,784,872	8,784,872	8,784,872
Weighted average price, Beginning Balance | $ / shares	$ 6.00	$ 6.00	$ 6.00
Weighted average exercise price, Exercised | $ / shares	$ 6.00
Weighted average price, Ending Balance | $ / shares		$ 6.00	$ 6.00		$ 6.00
Weighted Average Remaining Contractual Life (Yrs), Outstanding		8 months 19 days	1 year 8 months 19 days	1 year 8 months 19 days	2 years 8 months 19 days	2 years 8 months 19 days